Balance Sheet Details (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Balance Sheet Details
Depreciation and amortization expense		$ 45,000	$ 47,000	$ 200,000	$ 200,000
Intangible asset estimated useful life	85 months
Intangible asset amortization expense		$ 17,000	$ 17,000	$ 70,000	$ 47,000